Document and Entity Information	15 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	Regen BioPharma Inc
Entity Central Index Key	0001589150
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2013